Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and consumables	$ 1,262	$ 830	$ 794
Inventories in process	1,331	1,272	1,450
Finished goods and goods for resale	1,431	1,091	646
Inventories	4,024	3,193	2,890
Cost Of Inventories Recognised As Expense	3,110	2,708	2,659
Inventory write-offs	$ 149	$ 231	$ 208